Stock-Based Compensation (Details Narrative) - $ / shares			12 Months Ended
	Nov. 10, 2017	Oct. 15, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of stock options granted			2,900,000
Stock options exercise price			$ 0.10
Exercisable [Member]
Number of stock options granted		800,000
Exercisable One [Member]
Number of stock options granted		525,000
Directors and Officers [Member]
Number of stock options granted		1,400,000
Stock options exercise price		$ 0.10
Stock options exercisable term		10 years
Consultants [Member]
Number of stock options granted	175,000	1,325,000
Stock options exercise price	$ 0.10	$ 0.10
Stock options exercisable term	10 years	10 years
2017 Equity Incentive Plan [Member]
Number of options available for grant			3,000,000
Number of stock options granted			2,900,000
Stock options unissued			100,000
2017 Equity Incentive Plan [Member] | Maximum [Member] | January 22, 2018 [Member]
Number of options available for grant			3,900,000